Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
NOTE 12 – NET LOSS PER SHARE
The Company follows the
two-class
method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class
method requires income available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class
method also requires losses for the period to be allocated between common and participating securities based on their respective rights if the participating security contractually participates in losses. As holders of participating securities do not have a contractual obligation to fund losses, undistributed net losses are not allocated to Series A, Series
A-1,
Series B and Series C preferred shares for purposes of the loss per share calculation. Earnings per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the merger agreement.

Presented in the table below is a reconciliation of the numerator and d
e
nominator for the basic and diluted earnings per share (“EPS”) calculations for the periods ended:

	Three months ended September 30,		Nine months ended September 30,
(in ‘000)	2021	2020	2021	2020
Numerator:
Net loss attributable to the Company	$(4,508)	$(5,648)	$(12,474)	$(19,474)
Less dividends to preferred shareholder	(7,897)	(7,139)	(22,822)	(20,492)
Add premium on preferred conversion to common shares	4,074		4,074

Net loss attributable to common shareholders	$(8,331)	$(12,787)	$(31,222)	$(39,966)
Denominator:
Weighted average common shares, basic and diluted (in number)	30,732,921	30,281,520	30,433,641	30,285,684

Net loss per share attributable to common shareholder, basic and diluted	$(0.27)	$(0.42)	$(1.03)	$(1.32)

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

(number of shares)	September 30, 2021	September 30, 2020
Series C Convertible Preferred Stock	—	2,566,186
Stock Options	—	432,500

NOTE 13 – NET LOSS PER SHARE
The Company follows the
two-class
method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class
method requires income available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class
method also requires losses for the period to be allocated between common and participating securities based on their respective rights if the participating security contractually participates in losses. As holders of participating securities do not have a contractual obligation to fund losses, undistributed net losses are not allocated to Class A,
Class A-1,
Class B and Class C preferred shares for purposes of the loss per share calculation. Earnings per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the merger agreement.

Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the year ended:

(in ‘000)	December 31, 2020	December 31, 2019
Numerator:
Net loss attributable to the Company	$(35,201)	$(23,443)
Less dividends to preferred shareholder	(26,899)	(21,647)

Net loss attributable to common shareholders	$(62,100)	$(45,090)
Denominator:
Weighted average common shares, basic and diluted (in number)	31,650,173	31,169,435

Net loss per share attributable to common shareholder, basic and diluted	$(1.96)	$(1.45)

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

(number of shares)	December 31, 2020	December 31, 2019
Series C Convertible Preferred Stock	2,566,186	2,566,186
Stock Options	432,500	399,151